JPMorgan U.S. GARP Equity Fund

(formerly known as JPMorgan Intrepid Growth Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.2%
Aerospace & Defense — 0.8%
Raytheon Technologies Corp.	135	10,439

Air Freight & Logistics — 0.4%
United Parcel Service, Inc., Class B	32	5,440

Automobiles — 2.5%
Tesla, Inc. *	48	31,994

Biotechnology — 4.0%
AbbVie, Inc.	268	29,031
Biogen, Inc. *	15	4,280
Exelixis, Inc. *	227	5,126
Seagen, Inc. *	41	5,693
Vertex Pharmaceuticals, Inc. *	32	6,941

		51,071

Capital Markets — 1.2%
LPL Financial Holdings, Inc.	52	7,449
MSCI, Inc.	7	2,977
S&P Global, Inc.	15	5,117

		15,543

Commercial Services & Supplies — 0.5%
Waste Management, Inc.	47	6,077

Construction & Engineering — 0.6%
Quanta Services, Inc.	89	7,813

Containers & Packaging — 1.1%
Berry Global Group, Inc. *	166	10,217
Crown Holdings, Inc.	36	3,532

		13,749

Electronic Equipment, Instruments & Components — 0.4%
Keysight Technologies, Inc. *	34	4,818

Entertainment — 1.1%
Electronic Arts, Inc.	30	4,102
Netflix, Inc. *	19	9,807

		13,909

Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.	41	9,754
Equinix, Inc.	12	8,223

		17,977

Food & Staples Retailing — 0.8%
Sysco Corp.	132	10,409

Food Products — 1.4%
Bunge Ltd.	139	10,995
Campbell Soup Co.	75	3,755
Mondelez International, Inc., Class A	52	3,014

		17,764

Health Care Equipment & Supplies — 2.4%
Becton Dickinson and Co.	24	5,738
Medtronic plc	114	13,432
Stryker Corp.	47	11,521

		30,691

Health Care Providers & Services — 4.5%
Anthem, Inc.	65	23,260
Centene Corp. *	150	9,599
HCA Healthcare, Inc.	42	7,891
Humana, Inc.	21	8,930
UnitedHealth Group, Inc.	20	7,479

		57,159

Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc., Class A * (a)	20	3,717
Darden Restaurants, Inc.	41	5,779
Las Vegas Sands Corp. *	220	13,386

		22,882

Household Durables — 0.5%
PulteGroup, Inc.	124	6,476

Household Products — 0.8%
Procter & Gamble Co. (The)	74	10,022

Interactive Media & Services — 10.1%
Alphabet, Inc., Class A *	15	31,557
Alphabet, Inc., Class C *	15	31,029
Facebook, Inc., Class A *	209	61,527
Zillow Group, Inc., Class C *	46	5,925

		130,038

Internet & Direct Marketing Retail — 9.5%
Amazon.com, Inc. *	26	80,136
Booking Holdings, Inc. *	7	16,076
eBay, Inc.	208	12,750
Expedia Group, Inc. *	78	13,443

		122,405

IT Services — 5.9%
Mastercard, Inc., Class A	119	42,228
PayPal Holdings, Inc. *	91	22,001
Visa, Inc., Class A	56	11,899

		76,128

Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	99	12,612
Thermo Fisher Scientific, Inc.	11	4,838

		17,450

Machinery — 1.0%
Parker-Hannifin Corp.	19	6,025
Toro Co. (The)	66	6,766

		12,791

Media — 1.0%
Altice USA, Inc., Class A *	298	9,681
Discovery, Inc., Class A * (a)	66	2,855

		12,536

Oil, Gas & Consumable Fuels — 0.6%
Cheniere Energy, Inc. *	104	7,511

Pharmaceuticals — 2.4%
Bristol-Myers Squibb Co.	292	18,446
Horizon Therapeutics plc *	131	12,085

		30,531

Road & Rail — 1.3%
CSX Corp.	96	9,295
Old Dominion Freight Line, Inc.	28	6,828

		16,123

JPMorgan U.S. GARP Equity Fund

(formerly known as JPMorgan Intrepid Growth Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Semiconductors & Semiconductor Equipment — 7.0%
Applied Materials, Inc.	218	29,138
Lam Research Corp.	46	27,560
NVIDIA Corp.	23	12,280
Qorvo, Inc. *	44	8,112
QUALCOMM, Inc.	100	13,259

		90,349

Software — 19.8%
Adobe, Inc. *	74	35,320
Cadence Design Systems, Inc. *	91	12,411
Dropbox, Inc., Class A *	388	10,336
Fortinet, Inc. *	80	14,735
HubSpot, Inc. *	9	3,906
Intuit, Inc.	72	27,542
Microsoft Corp.	502	118,251
Palo Alto Networks, Inc. *	34	10,853
PTC, Inc. *	61	8,452
VMware, Inc., Class A * (a)	41	6,123
Workday, Inc., Class A *	31	7,627

		255,556

Specialty Retail — 1.7%
Best Buy Co., Inc.	31	3,502
Lowe’s Cos., Inc.	97	18,447

		21,949

Technology Hardware, Storage & Peripherals — 10.3%
Apple, Inc.	929	113,514
Dell Technologies, Inc., Class C *	208	18,353

		131,867

TOTAL COMMON STOCKS (Cost $742,867)		1,259,467

SHORT-TERM INVESTMENTS — 2.2%
INVESTMENT COMPANIES — 1.5%
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (b) (c) (Cost $19,595)	19,589	19,599

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.13% (b) (c)	6,994	6,994
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (b) (c)	1,595	1,595

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $8,589)		8,589

TOTAL SHORT-TERM INVESTMENTS (Cost $28,184)		28,188

Total Investments — 100.4% (Cost $771,051)		1,287,655
Liabilities in Excess of Other Assets — (0.4)%		(5,367)

Net Assets — 100.0%		1,282,288

Percentages indicated are based on net assets.

JPMorgan U.S. GARP Equity Fund

(formerly known as JPMorgan Intrepid Growth Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at March 31, 2021. The total value of securities on loan at March 31, 2021 is $8,459.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	107	06/2021	USD	21,241	218

Abbreviations

USD	United States Dollar

JPMorgan U.S. GARP Equity Fund

(formerly known as JPMorgan Intrepid Growth Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,287,655	$—	$—	$1,287,655

Appreciation in Other Financial Instruments
Futures Contracts (a)	$218	$—	$—	$218

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (a) (b)	$12,447	$212,487	$205,324	$(5)	$(6)	$19,599	19,589	$33	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.13% (a) (b)	—	136,000	129,000	(6)	— (c)	6,994	6,994	25	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (b)	11,327	126,497	136,229	—	—	1,595	1,595	2	—

Total	$23,774	$474,984	$470,553	$(11)	$(6)	$28,188		$60	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.
(c)	Amount rounds to less than one thousand.